UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-3333

Exact name of registrant as specified in charter:  USAA TAX EXEMPT FUND, INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:      MARK S. HOWARD
                                            USAA TAX EXEMPT FUND, INC.
                                            9800 FREDERICKSBURG ROAD
                                            SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MARCH 31

Date of reporting period:  SEPTEMBER 30, 2004




ITEM 1.  REPORT TO STOCKHOLDERS.
THE USAA TAX EXEMPT FUND, INC., SHORT-TERM FUND - SEMI-ANNUAL REPORT FOR PERIOD ENDING SEPTEMBER 30, 2004

[LOGO OF USAA]
   USAA(R)

                     USAA SHORT-TERM Fund

                               [GRAPHIC OF USAA SHORT-TERM FUND]

             S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
   SEPTEMBER 30, 2004                             USAA NATIONAL TAX-EXEMPT FUNDS

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                2

INVESTMENT OVERVIEW & MANAGERS' COMMENTARY                                5

FINANCIAL INFORMATION

   Portfolio of Investments                                              16

   Notes to Portfolio of Investments                                     32

   Financial Statements                                                  33

   Notes to Financial Statements                                         36

   Expense Example                                                       44

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2004, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                             "

                                                    IN THIS ENVIRONMENT,
[PHOTO OF CHRISTOPHER W. CLAUS]              MONEY MARKET FUNDS AND BOND FUNDS
                                               CONTINUE TO LOOK ATTRACTIVE AS
                                                 LONG-TERM INVESTMENTS....

                                                             "

                                                                   October 2004
--------------------------------------------------------------------------------

Yield relief has arrived.

Since June 2004, the Federal Reserve Board (the Fed) has raised short-term interest rates three times, and is expected to continue raising them in a measured fashion over the coming months. Many of us have already begun to enjoy higher yields, higher reinvestment rates, and greater compounding of interest (i.e., earning interest on interest). Money market fund shareholders in particular have seen an increase in current yields and we believe their yields will increase further.

However, where the Fed influences the short end of the yield curve, the market controls intermediate- and longer-term yields, which have not increased as much. As short-term yields continue to rise, the yield relationship between bonds of different maturities narrows. In other words, the yield curve "flattens."

Local and state economies continue to strengthen as evidenced by a steady improvement in tax collections. States and municipalities are now in a better position to pay off their debt and the interest on it - a critical consideration for bondholders.

Inflation remains under control for the present. One cause for concern, however, is the price of oil. If oil prices do not come down, an increase in inflation is likely. Oil is used in most segments of the economy, so a higher price for oil could translate into higher prices for a range of goods and services.

In this environment, money market funds and bond funds continue to look attractive as long-term investments, especially in comparison to certificates of deposit (CDs) and other fixed-rate alternatives. As yields rise, investors will be able to reinvest at higher rates while enjoying the benefits of compounding, which is what drives total return in the fixed-income markets over the long run.

 . . . C O N T I N U E D
========================--------------------------------------------------------

As always, we remain committed to delivering quality USAA service along with no-load mutual funds that have no sales loads, contractual plans, or 12b-1 fees. Along with this commitment comes the recognition our bond funds have received from industry experts. USAA's fixed-income funds received Lipper's Fund Award for Best Bond Group in America - No. 1 out of 97 mutual fund families - for the overall three-, five-, and 10-year periods ending December 31, 2003. Lipper is a leading global provider of mutual fund information and analysis, and made the award in recognition of our taxable and tax-exempt bond funds' achieving higher average consistent returns than any other U.S. fund group's bond funds.

We are proud of our success and will continue to work hard on your behalf. Thank you for your continued faith in us.

Sincerely,

/S/ CHRISTOPHER W. CLAUS

Christopher W. Claus
President and Vice Chairman of the Board

CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR. READ IT CAREFULLY BEFORE INVESTING.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH A MONEY MARKET FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

Past performance is no guarantee of future results. o Mutual fund operating expenses apply and continue throughout the life of the fund. o As interest rates rise, existing bond prices fall. o CDs are insured and have a fixed return.

The Lipper Best Bond Group 2004 Award is based on the Consistent Return scores of all the USAA taxable and tax-exempt bond funds. Lipper presents the award annually to one fund group in each asset class whose funds within that asset class achieved higher average Consistent Return scores than competing fund groups. A fund group's Consistent Return score evaluates its risk-adjusted returns, adjusted for volatility, relative to peers, for the overall period ended December 31, 2003. The overall time period is an equal-weighted average of the three-year, five-year, and 10-year periods (if applicable). Lipper calculated Consistent Return scores for each fund group's funds within the fixed-income asset class, and the equal-weighted average score was used to determine the awardee. To be eligible for an asset class award, a fund group must have five distinct fund portfolios within the asset class that are three years old or older. The fund group was chosen among 97 groups. Multiple fund companies that share a common parent firm were combined for the purposes of determining eligibility and calculating an average score. Lipper Fund Awards are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. Lipper is a leading global mutual fund research firm.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA SHORT-TERM FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Interest income that is exempt from federal income tax.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests primarily in investment-grade tax-exempt securities. The dollar-weighted average portfolio maturity for the Fund is three years or less.

-----------------------------------------------------------------------------------------------------------
                                                                     9/30/04                   3/31/04
-----------------------------------------------------------------------------------------------------------
Net Assets                                                      $1,359.4 Million          $1,358.6 Million
Net Asset Value Per Share                                            $10.79                    $10.88
Tax-Exempt Dividends Per Share Last 12 Months                        $0.269                    $0.283
Capital Gain Distributions Per Share Last 12 Months                     -                         -

-------------------------------------------------------------------------------------------------------
                                                                     9/30/04                  3/31/04
-------------------------------------------------------------------------------------------------------
Dollar-Weighted Average Portfolio Maturity                          1.8 Years                2.2 Years

                 DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY IS OBTAINED BY MULTIPLYING THE DOLLAR VALUE OF EACH INVESTMENT BY THE NUMBER OF DAYS LEFT TO ITS MATURITY, THEN ADDING THOSE FIGURES TOGETHER AND DIVIDING THEM BY THE TOTAL DOLLAR VALUE OF THE FUND'S PORTFOLIO.

--------------------------------------------------------------------------------
          SIX-MONTH TOTAL RETURN AND 30-DAY SEC YIELD* AS OF 9/30/04
--------------------------------------------------------------------------------

3/31/04 TO 9/30/04                                            30-DAY SEC YIELD
     0.41%**                                                        1.85%

 * CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.
** TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
   SIX-MONTH RETURN IS CUMULATIVE.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDING SEPTEMBER 30, 2004

--------------------------------------------------------------------------------
             TOTAL RETURN      =      DIVIDEND RETURN      +       PRICE CHANGE
--------------------------------------------------------------------------------
10 YEARS         4.51%         =           4.18%           +           0.33%
5 YEARS          4.12%         =           3.65%           +           0.47%
1 YEAR           1.57%         =           2.49%           +          -0.92%

                 The performance data quoted represents past performance and is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. For performance data current to the most recent month-end, visit usaa.com.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS
FOR THE 10-YEAR PERIOD ENDING SEPTEMBER 30, 2004

        [CHART OF ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS]

--------------------------------------------------------------------------------
                  TOTAL RETURN       DIVIDEND RETURN     CHANGE IN SHARE PRICE
--------------------------------------------------------------------------------
9/30/1995            6.41%                 4.88%                1.53%
9/30/1996            4.51%                 4.79%               -0.28%
9/30/1997            5.95%                 4.72%                1.23%
9/30/1998            5.62%                 4.69%                0.93%
9/30/1999            2.06%                 4.47%               -2.41%
9/30/2000            4.51%                 4.70%               -0.19%
9/30/2001            6.89%                 4.51%                2.38%
9/30/2002            4.74%                 3.63%                1.11%
9/30/2003            2.97%                 2.97%                0.00%
9/30/2004            1.57%                 2.49%               -0.92%

                                  [END CHART]

                 TOTAL RETURN EQUALS DIVIDEND RETURN PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. DIVIDEND RETURN IS THE
                 NET INVESTMENT INCOME DIVIDENDS RECEIVED OVER THE PERIOD, ASSUMING REINVESTMENT OF ALL DIVIDENDS. SHARE PRICE CHANGE IS THE CHANGE IN NET ASSET VALUE OVER THE PERIOD ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

--------------------------------------------------------------------------------
                        12-MONTH DIVIDEND YIELD COMPARISON
--------------------------------------------------------------------------------
                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                                               LIPPER SHORT
                        USAA                  MUNICIPAL DEBT
                   SHORT-TERM FUND            FUNDS AVERAGE
                   ---------------            --------------
9/30/1995               4.65%                      4.15%
9/30/1996               4.71                       4.14
9/30/1997               4.54                       4.10
9/30/1998               4.52                       3.88
9/30/1999               4.55                       3.72
9/30/2000               4.61                       3.96
9/30/2001               4.29                       3.86
9/30/2002               3.48                       2.90
9/30/2003               2.92                       2.16
9/30/2004               2.46                       1.99

                         [END CHART]

                 THE 12-MONTH DIVIDEND YIELD IS COMPUTED BY DIVIDING NET INVESTMENT INCOME DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST MONTH-END NET ASSET VALUE ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE GRAPH REPRESENTS DATA FOR PERIODS ENDING 9/30/95 TO 9/30/04.

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

--------------------------------------------------------------------------------
                        CUMULATIVE PERFORMANCE COMPARISON
--------------------------------------------------------------------------------
                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

              LEHMAN BROTHERS              USAA SHORT-           LIPPER SHORT MUNICIPAL
            MUNICIPAL BOND INDEX           TERM FUND              DEBT FUNDS AVERAGE
            --------------------           ----------            ----------------------
09/30/94         $10000.00                  $10000.00                 $10000.00
10/31/94           9822.44                    9979.82                   9979.28
11/30/94           9644.59                    9950.87                   9933.72
12/31/94           9856.91                   10008.46                   9971.76
01/31/95          10138.74                   10107.17                  10046.40
02/28/95          10433.61                   10205.59                  10148.95
03/31/95          10553.53                   10265.52                  10212.17
04/30/95          10565.98                   10293.62                  10242.35
05/31/95          10903.14                   10426.14                  10358.06
06/30/95          10807.84                   10427.74                  10396.72
07/31/95          10910.09                   10508.53                  10457.93
08/31/95          11048.55                   10590.34                  10512.50
09/30/95          11118.35                   10641.35                  10537.94
10/31/95          11279.98                   10705.46                  10586.85
11/30/95          11467.39                   10778.84                  10651.47
12/31/95          11577.46                   10819.98                  10693.40
01/31/96          11664.93                   10875.57                  10764.58
02/29/96          11586.14                   10876.50                  10779.72
03/31/96          11438.13                   10863.93                  10754.95
04/30/96          11405.69                   10887.81                  10766.31
05/31/96          11401.35                   10909.51                  10786.67
06/30/96          11525.61                   10969.14                  10825.27
07/31/96          11629.88                   11023.30                  10874.17
08/31/96          11627.28                   11056.36                  10899.52
09/30/96          11789.77                   11120.81                  10956.48
10/31/96          11923.01                   11194.11                  11018.45
11/30/96          12141.41                   11277.05                  11092.76
12/31/96          12090.14                   11299.91                  11108.57
01/31/97          12113.03                   11331.84                  11143.31
02/28/97          12224.25                   11395.68                  11194.59
03/31/97          12061.18                   11374.34                  11158.98
04/30/97          12162.27                   11429.13                  11198.40
05/31/97          12345.33                   11505.07                  11267.14
06/30/97          12476.83                   11573.06                  11326.89
07/31/97          12822.39                   11704.50                  11427.74
08/31/97          12702.18                   11702.10                  11422.75
09/30/97          12852.80                   11782.45                  11489.18
10/31/97          12935.64                   11827.17                  11530.55
11/30/97          13011.82                   11880.15                  11566.16
12/31/97          13201.54                   11961.60                  11634.20
01/31/98          13337.68                   12027.40                  11695.87
02/28/98          13341.73                   12060.70                  11725.22
03/31/98          13353.61                   12096.30                  11750.03
04/30/98          13293.36                   12075.34                  11742.34
05/31/98          13503.65                   12175.59                  11821.97
06/30/98          13556.95                   12225.28                  11864.48
07/31/98          13590.84                   12260.33                  11898.09
08/31/98          13800.84                   12363.81                  11988.66
09/30/98          13972.89                   12445.02                  12056.72
10/31/98          13972.60                   12479.52                  12098.51
11/30/98          14021.55                   12505.69                  12120.27
12/31/98          14056.89                   12554.01                  12165.22
01/31/99          14224.02                   12609.70                  12236.36
02/28/99          14162.03                   12619.84                  12243.52
03/31/99          14181.44                   12635.21                  12263.27
04/30/99          14216.78                   12682.40                  12295.93
05/31/99          14134.52                   12678.35                  12297.34
06/30/99          13931.18                   12622.79                  12246.81
07/31/99          13981.87                   12667.44                  12284.81
08/31/99          13869.77                   12666.75                  12287.27
09/30/99          13875.57                   12701.39                  12318.15
10/31/99          13725.24                   12697.04                  12322.17
11/30/99          13871.22                   12759.84                  12362.05
12/31/99          13767.81                   12760.21                  12364.24
01/31/00          13707.86                   12748.76                  12361.52
02/29/00          13867.17                   12808.45                  12408.70
03/31/00          14170.14                   12893.78                  12470.84
04/30/00          14086.43                   12903.24                  12480.81
05/31/00          14013.15                   12922.74                  12493.63
06/30/00          14384.49                   13060.86                  12600.51
07/31/00          14584.64                   13161.05                  12682.66
08/31/00          14809.41                   13249.96                  12757.36
09/30/00          14732.36                   13274.47                  12781.09
10/31/00          14893.12                   13341.04                  12835.34
11/30/00          15005.79                   13392.60                  12873.71
12/31/00          15376.55                   13529.80                  12989.99
01/31/01          15528.91                   13670.89                  13120.19
02/28/01          15578.15                   13720.87                  13162.47
03/31/01          15717.76                   13794.49                  13233.30
04/30/01          15547.45                   13769.73                  13233.60
05/31/01          15714.87                   13871.85                  13327.53
06/30/01          15820.01                   13946.25                  13380.89
07/31/01          16054.34                   14049.20                  13462.89
08/31/01          16318.79                   14160.87                  13560.98
09/30/01          16264.05                   14189.22                  13601.11
10/31/01          16457.83                   14263.17                  13659.92
11/30/01          16319.08                   14229.99                  13631.73
12/31/01          16164.70                   14219.40                  13640.53
01/31/02          16445.08                   14315.08                  13726.71
02/28/02          16643.21                   14411.08                  13800.50
03/31/02          16317.05                   14292.47                  13685.59
04/30/02          16635.96                   14441.66                  13811.97
05/31/02          16737.05                   14487.19                  13864.00
06/30/02          16914.03                   14579.59                  13946.84
07/31/02          17131.56                   14674.54                  14024.16
08/31/02          17337.50                   14758.37                  14086.93
09/30/02          17717.24                   14864.41                  14152.88
10/31/02          17423.53                   14769.02                  14080.63
11/30/02          17351.12                   14796.84                  14106.62
12/31/02          17717.24                   14931.11                  14230.75
01/31/03          17672.34                   14956.11                  14255.41
02/28/03          17919.42                   15061.56                  14329.29
03/31/03          17930.13                   15069.67                  14315.67
04/30/03          18048.60                   15106.55                  14350.07
05/31/03          18471.21                   15227.85                  14436.04
06/30/03          18392.71                   15233.53                  14435.94
07/31/03          17749.10                   15099.05                  14347.60
08/31/03          17881.47                   15147.33                  14385.60
09/30/03          18407.20                   15305.33                  14504.05
10/31/03          18314.51                   15297.15                  14482.34
11/30/03          18505.39                   15341.18                  14502.75
12/31/03          18658.61                   15374.57                  14521.38
01/31/04          18765.50                   15420.78                  14554.11
02/29/04          19047.91                   15521.69                  14629.28
03/31/04          18981.58                   15481.47                  14604.99
04/30/04          18532.04                   15358.75                  14504.20
05/31/04          18464.84                   15332.19                  14472.30
06/30/04          18532.04                   15349.42                  14480.56
07/31/04          18775.92                   15424.60                  14544.91
08/31/04          19152.18                   15527.12                  14633.59
09/30/04          19253.85                   15545.41                  14640.28

                                        [END CHART]

                     DATA FROM 9/30/94 THROUGH 9/30/04.

                 The graph illustrates the comparison of a $10,000 investment in the USAA Short-Term Fund to the following benchmarks:

                 o The broad-based Lehman Brothers Municipal Bond Index is an unmanaged index that tracks total return performance for the investment-grade, tax-exempt bond market. All tax-exempt bond funds will find it difficult to outperform the Lehman index, because funds have expenses.

                 o The Lipper Short Municipal Debt Funds Average is an average performance level of all short-term municipal debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

--------------------------------------------------------------------------------
                             LIPPER INDEX COMPARISON
--------------------------------------------------------------------------------
                       [CHART OF LIPPER INDEX COMPARISON]

                            USAA SHORT-            LIPPER SHORT MUNICIPAL
                            TERM FUND                 DEBT FUNDS INDEX
                            ----------             -----------------------
12/30/1994                  $10,000.00                     $10,000.00
 1/31/1995                   10,098.63                      10,077.00
 2/28/1995                   10,196.96                      10,165.00
 3/31/1995                   10,256.84                      10,226.00
 4/30/1995                   10,284.91                      10,249.00
 5/31/1995                   10,417.32                      10,348.00
 6/30/1995                   10,418.92                      10,383.00
 7/31/1995                   10,499.64                      10,445.00
 8/31/1995                   10,581.39                      10,495.00
 9/30/1995                   10,632.35                      10,513.00
10/31/1995                   10,696.41                      10,569.00
11/30/1995                   10,769.72                      10,630.00
12/31/1995                   10,810.83                      10,674.00
 1/31/1996                   10,866.37                      10,742.00
 2/29/1996                   10,867.30                      10,756.00
 3/31/1996                   10,854.75                      10,720.01
 4/30/1996                   10,878.60                      10,730.77
 5/31/1996                   10,900.29                      10,754.40
 6/30/1996                   10,959.86                      10,794.66
 7/31/1996                   11,013.98                      10,849.06
 8/31/1996                   11,047.01                      10,870.92
 9/30/1996                   11,111.41                      10,923.38
10/31/1996                   11,184.65                      10,986.01
11/30/1996                   11,267.51                      11,054.68
12/31/1996                   11,290.36                      11,072.04
 1/31/1997                   11,322.26                      11,114.12
 2/28/1997                   11,386.04                      11,161.51
 3/31/1997                   11,364.72                      11,141.65
 4/30/1997                   11,419.46                      11,180.08
 5/31/1997                   11,495.34                      11,246.79
 6/30/1997                   11,563.28                      11,306.75
 7/31/1997                   11,694.60                      11,394.83
 8/31/1997                   11,692.20                      11,397.04
 9/30/1997                   11,772.48                      11,460.41
10/31/1997                   11,817.17                      11,502.86
11/30/1997                   11,870.10                      11,539.21
12/31/1997                   11,951.48                      11,605.68
 1/31/1998                   12,017.23                      11,666.28
 2/28/1998                   12,050.50                      11,697.79
 3/31/1998                   12,086.07                      11,727.56
 4/30/1998                   12,065.13                      11,729.40
 5/31/1998                   12,165.29                      11,799.63
 6/30/1998                   12,214.94                      11,841.28
 7/31/1998                   12,249.96                      11,881.85
 8/31/1998                   12,353.35                      11,963.56
 9/30/1998                   12,434.49                      12,022.00
10/31/1998                   12,468.96                      12,066.66
11/30/1998                   12,495.11                      12,092.91
12/31/1998                   12,543.39                      12,137.11
 1/31/1999                   12,599.04                      12,201.30
 2/28/1999                   12,609.16                      12,216.96
 3/31/1999                   12,624.52                      12,240.52
 4/30/1999                   12,671.68                      12,274.15
 5/31/1999                   12,667.63                      12,280.78
 6/30/1999                   12,612.11                      12,248.99
 7/31/1999                   12,656.73                      12,291.95
 8/31/1999                   12,656.04                      12,299.72
 9/30/1999                   12,690.65                      12,332.77
10/31/1999                   12,686.30                      12,340.93
11/30/1999                   12,749.05                      12,383.81
12/31/1999                   12,749.41                      12,388.79
 1/31/2000                   12,737.98                      12,397.09
 2/29/2000                   12,797.62                      12,439.54
 3/31/2000                   12,882.87                      12,498.78
 4/30/2000                   12,892.33                      12,515.78
 5/31/2000                   12,911.82                      12,536.65
 6/30/2000                   13,049.81                      12,630.90
 7/31/2000                   13,149.92                      12,705.91
 8/31/2000                   13,238.76                      12,776.00
 9/30/2000                   13,263.25                      12,805.60
10/31/2000                   13,329.76                      12,861.56
11/30/2000                   13,381.27                      12,905.86
12/31/2000                   13,518.36                      13,000.76
 1/31/2001                   13,659.32                      13,112.27
 2/28/2001                   13,709.26                      13,156.24
 3/31/2001                   13,782.82                      13,222.31
 4/30/2001                   13,758.08                      13,233.50
 5/31/2001                   13,860.12                      13,320.09
 6/30/2001                   13,934.46                      13,372.49
 7/31/2001                   14,037.32                      13,446.18
 8/31/2001                   14,148.89                      13,533.30
 9/30/2001                   14,177.22                      13,564.83
10/31/2001                   14,251.11                      13,625.92
11/30/2001                   14,217.96                      13,613.35
12/31/2001                   14,207.38                      13,623.40
 1/31/2002                   14,302.97                      13,700.32
 2/28/2002                   14,398.90                      13,768.00
 3/31/2002                   14,280.39                      13,690.42
 4/30/2002                   14,429.44                      13,791.31
 5/31/2002                   14,474.94                      13,836.54
 6/30/2002                   14,567.26                      13,905.20
 7/31/2002                   14,662.13                      13,971.52
 8/31/2002                   14,745.89                      14,024.24
 9/30/2002                   14,851.84                      14,082.78
10/31/2002                   14,756.53                      14,016.92
11/30/2002                   14,784.33                      14,048.70
12/31/2002                   14,918.48                      14,150.97
 1/31/2003                   14,943.46                      14,181.77
 2/28/2003                   15,048.83                      14,254.50
 3/31/2003                   15,056.92                      14,245.10
 4/30/2003                   15,093.77                      14,276.21
 5/31/2003                   15,214.98                      14,358.18
 6/30/2003                   15,220.64                      14,371.18
 7/31/2003                   15,086.28                      14,311.52
 8/31/2003                   15,134.52                      14,344.79
 9/30/2003                   15,292.39                      14,438.88
10/31/2003                   15,284.21                      14,430.98
11/30/2003                   15,328.21                      14,452.71
12/31/2003                   15,361.57                      14,472.80
 1/31/2004                   15,407.74                      14,512.40
 2/29/2004                   15,508.56                      14,567.47
 3/31/2004                   15,468.37                      14,550.64
 4/30/2004                   15,345.76                      14,475.06
 5/31/2004                   15,319.23                      14,456.49
 6/30/2004                   15,336.44                      14,470.83
 7/31/2004                   15,411.55                      14,525.41
 8/31/2004                   15,513.98                      14,606.02
 9/30/2004                   15,532.27                      14,616.40

                                [END CHART]

                     DATA FROM 12/30/94 THROUGH 9/30/04.

                 The graph illustrates the comparison of a $10,000 investment in the USAA Short-Term Fund to the Lipper Short Municipal Debt Funds Index, which tracks the total return performance of the 10 largest funds within the Lipper Short Municipal Debt Funds category. Graph data begins at the Lipper index's inception on December 30, 1994.

10

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF CLIFFORD A. GLADSON]                       [PHOTO OF REGINA G. SHAFER]

CLIFFORD A. GLADSON, CFA                                   REGINA G. SHAFER, CFA
USAA Investment Management Company            USAA Investment Management Company
--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM FROM APRIL 1, 2004, TO SEPTEMBER 30, 2004?

                 Your USAA Short-Term Fund provided a total return of 0.41% versus an average of 0.25% for the 61 funds in the Lipper Short-Term Municipal Debt Funds Average. This compares to a 1.43% return for the Lehman Brothers Municipal Bond Index and a 0.45% return for the Lipper Short Municipal Debt Funds Index. The Fund's tax-exempt distributions over the prior 12 months produced a dividend yield of 2.49%, compared to the 1.99% average of the Lipper index.

                                             * * * *

                      THE FUND'S PERFORMANCE RECEIVED AN OVERALL MORNINGSTAR
                    RATING(TM) OF 4 STARS IN THE MUNICIPAL NATIONAL SHORT-TERM
                  BOND FUNDS CATEGORY (77 FUNDS IN CATEGORY) AS OF SEPTEMBER 30,
                        2004. THE OVERALL MORNINGSTAR RATING FOR A FUND IS
                        DERIVED FROM A WEIGHTED AVERAGE OF THE PERFORMANCE
                      FIGURES ASSOCIATED WITH ITS THREE-, FIVE-, AND 10-YEAR
                            (IF APPLICABLE) MORNINGSTAR RATING METRICS.

                 REFER TO PAGES 8-9 FOR BENCHMARK DEFINITIONS.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 With respect to the municipal short-term bond funds, the USAA Short-Term Fund received a Morningstar Rating of 3 stars for the three- and five-year periods among 77 and 68 funds, respectively, and 4 stars for the 10-year period among 37 funds, through September 30, 2004. Ratings are based on risk-adjusted returns. In January 2004, Morningstar Inc. listed the Fund as one of the "Seven Funds for Disciplined Investing" for being "a low-cost fund that has delivered excellent returns without much risk."

[LOGO OF LIPPER   [LOGO OF LIPPER    [LOGO OF LIPPER      [LOGO OF LIPPER
    LEADER             LEADER            LEADER            FUND AWARDS
---------------    ----------------   --------------      ----------------
TOTAL RETURN]     CONSISTENT RETURN]   PRESERVATION]      BEST BOND GROUP
                                                            USA 2004]

                 The Fund is listed as a Lipper Leader for Total Return, Consistent Return, and Preservation of 42 funds, 42 funds, and 3,892 fixed-income funds, respectively, within the Lipper Short Municipal Debt Funds category for the overall period ending September 30, 2004. The Fund received a Lipper Leader rating for Total Return among 42, 34, and 20 funds for the three-, five-, and 10-year periods, respectively. Lipper ratings for Total Return reflect funds' historical total return performance relative to peers. USAA also won the 2004 Lipper Fund Award for the Best Bond Group in the United States.

                 FOR MORE INFORMATION ON THE "SEVEN FUNDS FOR DISCIPLINED INVESTING," SEE RUSSELL KINNELL'S ARTICLE ON
                 WWW.NEWS.MORNINGSTAR.COM.

                 LIPPER RATINGS FOR CONSISTENT RETURN REFLECT FUNDS' HISTORICAL RISK-ADJUSTED RETURNS, ADJUSTED FOR VOLATILITY, RELATIVE TO PEERS AS OF SEPTEMBER 30, 2004. THE USAA SHORT-TERM FUND IN LIPPER'S SHORT MUNICIPAL DEBT FUNDS CATEGORY RECEIVED A LIPPER LEADER RATING FOR CONSISTENT RETURN AMONG 42, 34, AND 17 FUNDS FOR THE THREE-, FIVE-, AND 10-YEAR PERIODS, RESPECTIVELY. LIPPER RATINGS FOR PRESERVATION REFLECT FUNDS' HISTORICAL LOSS AVOIDANCE RELATIVE TO OTHER FUNDS WITHIN THE SAME ASSET CLASS, AS OF SEPTEMBER 30, 2004. PRESERVATION RATINGS ARE RELATIVE, RATHER THAN ABSOLUTE, MEASURES, AND FUNDS NAMED LIPPER LEADERS FOR PRESERVATION MAY STILL EXPERIENCE LOSSES PERIODICALLY; THOSE LOSSES MAY BE LARGER FOR EQUITY AND MIXED-EQUITY FUNDS THAN FOR FIXED-INCOME FUNDS. THE FUND RECEIVED A LIPPER LEADER RATING FOR PRESERVATION AMONG 3,892, 3,310, AND 1,816 FIXED-INCOME FUNDS FOR THE THREE-, FIVE-, AND 10-YEAR PERIODS, RESPECTIVELY. RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE TOTAL RETURN, CONSISTENT RETURN, AND PRESERVATION METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2004, REUTERS, ALL RIGHTS RESERVED.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

WHAT WERE THE MARKET CONDITIONS?

                 The Federal Reserve Board (the Fed) raised short-term interest rates three times during the period. After a year at 1%, the federal funds rate (the rate charged to banks for overnight loans) now stands at 1.75%. The market appears to believe that inflation is not a problem at this time. A 5-year AAA-bond started the reporting period yielding 2.35% and ended it at 2.66%. In a promising development, many states and municipalities have seen an increase in tax revenues as collection rates exceed expectations.

HOW DO YOU MANAGE VOLATILITY IN THE FUND'S PRICE?

                 In a bond fund, share-price volatility is measured by the degree of interest-rate sensitivity of its portfolio of bonds. When rates fall, the price of a bond rises, and conversely, when interest rates rise, the price of a bond falls.

                 Almost one-third of the Fund is invested in variable-rate demand notes (VRDNs) to help reduce volatility. VDRNs possess a demand feature that allows the owner to sell the bonds back to the issuer at par (100% of face value) with a notice of seven days or less. Because they reset daily or weekly, VRDNs react very quickly to changes in short-term interest rates. They also have low price volatility because of the short time between interest-rate adjustments and demand periods.

                 THE LIPPER BEST BOND GROUP 2004 AWARD IS BASED ON THE CONSISTENT RETURN SCORES OF ALL THE USAA TAXABLE AND TAX-EXEMPT BOND FUNDS. LIPPER PRESENTS THE AWARD ANNUALLY TO ONE FUND GROUP IN EACH ASSET CLASS WHOSE FUNDS WITHIN THAT ASSET CLASS ACHIEVED HIGHER AVERAGE CONSISTENT RETURN SCORES THAN COMPETING FUND GROUPS. A FUND GROUP'S CONSISTENT RETURN SCORE EVALUATES ITS RISK-ADJUSTED RETURNS, ADJUSTED FOR VOLATILITY, RELATIVE TO PEERS, FOR THE OVERALL PERIOD ENDED DECEMBER 31, 2003. THE OVERALL TIME PERIOD IS AN EQUAL-WEIGHTED AVERAGE OF THE THREE-YEAR, FIVE-YEAR, AND 10-YEAR PERIODS (IF APPLICABLE). LIPPER CALCULATED CONSISTENT RETURN SCORES FOR EACH FUND GROUP'S FUNDS WITHIN THE FIXED-INCOME ASSET CLASS, AND THE EQUAL-WEIGHTED AVERAGE SCORE WAS USED TO DETERMINE THE AWARDEE. TO BE ELIGIBLE FOR AN ASSET CLASS AWARD, A FUND GROUP MUST HAVE FIVE DISTINCT FUND PORTFOLIOS WITHIN THE ASSET CLASS THAT ARE THREE YEARS OLD OR OLDER. THE FUND GROUP WAS CHOSEN AMONG 97 GROUPS. MULTIPLE FUND COMPANIES THAT SHARE A COMMON PARENT FIRM WERE COMBINED FOR THE PURPOSES OF DETERMINING ELIGIBILITY AND CALCULATING AN AVERAGE SCORE. LIPPER FUND AWARDS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. LIPPER IS A LEADING GLOBAL MUTUAL FUND RESEARCH FIRM.

 . . . C O N T I N U E D
========================--------------------------------------------------------

WHAT OTHER STRATEGIES DID YOU EMPLOY?

                 The Fund ended the period with a weighted average maturity of
                 1.8 years. To manage credit risk, we rely upon USAA's seasoned team of credit analysts and diversification - the Fund is diversified across more than 250 issues. We continue to strive to avoid issues subject to the alternative minimum tax (AMT).

WHAT IS YOUR OUTLOOK?

                 We believe that short-term rates will continue to rise at a measured pace into 2005. Until the credit markets see inflation as a significant threat, intermediate-term interest rates could remain in their current range. We plan to maintain our income orientation, using any spikes in short-term rates as opportunities to produce more tax-exempt income for our shareholders.

                 We appreciate your trust and will continue to work hard on your behalf.

--------------------------------------------------------------------------------
TAXABLE EQUIVALENT YIELDS
--------------------------------------------------------------------------------

To match the USAA Short-Term Fund's closing 30-day SEC yield of 1.85%,
and assuming marginal federal tax rates of:                               25.00%    28.00%    33.00%    35.00%

A FULLY TAXABLE INVESTMENT MUST PAY:                                       2.47%     2.57%     2.76%     2.85%

                 This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds.

                 SOME INCOME MAY BE SUBJECT TO FEDERAL, STATE, OR LOCAL TAXES, OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

----------------------------------------------
               TOP 10 INDUSTRIES
               (% OF NET ASSETS)
----------------------------------------------

Electric Utilities                       22.0%

Hospital                                  8.1%

Education                                 7.2%

Special Assessment/Tax/Fee                7.1%

Multifamily Housing                       6.5%

General Obligation                        6.3%

Appropriated Debt                         5.2%

Nursing/CCRC                              4.1%

Escrowed/Prerefunded Bonds                3.6%

Electric/Gas Utility                      3.1%
----------------------------------------------

YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 16-31.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                      PORTFOLIO RATINGS MIX
                             9/30/04

         [PIE CHART OF PORTFOLIO RATINGS MIX]

Short-Term Instruments                             33%
AAA                                                22%
A                                                  17%
BBB                                                16%
AA                                                 10%
BB                                                  2%

                      [END CHART]

                 The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. All short-term instruments are rated within the two highest short-term credit rating categories of ST1 and ST2. This chart reflects the higher rating of either Moody's Investors Service, Standard & Poor's Ratings, Fitch Ratings, or Dominion Bond Rating Service Ltd. Unrated securities that have been determined by USAA Investment Management Company to be of equivalent investment quality to categories AAA, A, and BBB account for 0.9%, 1.2%, and 0.7%, respectively, of the Fund's investments and are included in the appropriate categories above.

                 PERCENTAGES ARE OF THE TOTAL MARKET VALUE OF THE FUND'S INVESTMENTS.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 16-31.

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA SHORT-TERM FUND
SEPTEMBER 30, 2004 (UNAUDITED)

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

         FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

         PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

         VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right, on any business day, to sell the security at face value on either that day or within seven days. The interest rate is adjusted at a stipulated daily, weekly, monthly, or quarterly interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

         (LOC) Principal and interest payments are guaranteed by a bank letter of credit.

         (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand by one of the following companies: Dexia Credit Local, La Salle National Bank, N.A., Morgan Stanley, or Wells Fargo Bank, N.A.

         (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement by one of the following companies:
                 Connecticut General Life Insurance,

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SHORT-TERM FUND
SEPTEMBER 30, 2004 (UNAUDITED)

                 Continental Casualty Co., Fannie Mae, Heller Financial, Inc., or Texas Permanent School Fund.

         (INS) Scheduled principal and interest payments are insured by one of the following companies: ACA Financial Guaranty Corp., AMBAC Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., or Radian Asset Assurance, Inc. The insurance does not guarantee the market value of the security.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

         COP     Certificate of Participation

         ETM     Escrowed to final maturity

         GO      General Obligation

         IDA     Industrial Development Authority/Agency

         IDB     Industrial Development Board

         IDRB    Industrial Development Revenue Bond

         ISD     Independent School District

         MFH     Multifamily Housing

         MLO     Municipal Lease Obligation

         PCRB    Pollution Control Revenue Bond

         PRE     Prerefunded to a date prior to maturity

         RB      Revenue Bond

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM FUND
SEPTEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                         COUPON             FINAL          MARKET
   AMOUNT     SECURITY                                              RATE          MATURITY           VALUE
----------------------------------------------------------------------------------------------------------
              FIXED-RATE INSTRUMENTS (36.7%)

              ALABAMA (0.1%)
  $ 1,000     Prattville Industrial Development PCRB,
                Series 1998                                         4.90%        9/01/2008      $    1,055

              ALASKA (0.4%)
    6,500     North Slope Borough GO, Series 1998A (INS)            4.60(a)      6/30/2008           5,856

              ARIZONA (1.0%)
    3,595     Prescott Health Care Facility IDA RB,
                Series 2001                                         4.50        10/17/2006           3,727
   10,000     Transportation Board RB, Series 2002                  5.00        12/15/2005          10,390

              COLORADO (0.3%)
              Denver Health and Hospital Auth. RB,
    1,180       Series 1998A                                        5.13        12/01/2006           1,235
    1,250       Series 1998A                                        5.25        12/01/2007           1,326
    1,250       Series 1998A                                        5.25        12/01/2008           1,331
      175       Series 2001A                                        5.00        12/01/2004             176
      150       Series 2001A                                        5.25        12/01/2006             157
      370       Series 2001A                                        5.25        12/01/2007             393

              CONNECTICUT (0.2%)
              Mashantucket (Western) Pequot Tribe RB,
    1,235       Series 1996A (ETM)(c)                               6.50         9/01/2006           1,343
    1,265       Series 1996A(c)                                     6.50         9/01/2006           1,354

              HAWAII (0.4%)
    4,720     Honolulu GO, Series 1999C (INS)                       5.00         7/01/2008           5,152

              IDAHO (0.3%)
              Health Facilities Auth. RB,
      810       Series 1998                                         4.65         5/01/2005             820
      860       Series 1998                                         5.38         5/01/2006             897
      950       Series 1998                                         5.38         5/01/2007           1,009
    1,005       Series 1998                                         5.38         5/01/2008           1,076

              ILLINOIS (3.4%)
   20,000     Chicago Board of Education GO,
                Series 1999A (INS)                                  4.50(a)     12/01/2009          16,987
    2,515     Chicago Special Assessment Improvement
                Bonds, Series 2002                                  6.13        12/01/2012           2,601

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM FUND
SEPTEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                         COUPON             FINAL          MARKET
   AMOUNT     SECURITY                                              RATE          MATURITY           VALUE
----------------------------------------------------------------------------------------------------------
  $16,265     Chicago Water RB, Series 1997 (INS)                   5.00%(a)    11/01/2005      $   15,952
              Health Facilities Auth. RB,
      920       Series 2001 (Decatur Memorial Hospital)             4.38        10/01/2006             954
      990       Series 2001 (Decatur Memorial Hospital)             4.50        10/01/2007           1,038
      945       Series 2001A (Edward Hospital) (INS)                4.10         2/15/2006             973
    1,925       Series 2001A (Edward Hospital) (INS)                4.20         2/15/2007           2,016
    2,000       Series 2001A (Edward Hospital) (INS)                4.25         2/15/2008           2,112
    1,195       Series 2001A (Edward Hospital) (INS)                5.00         2/15/2009           1,301
    2,620     Sangamon County RB (MLO)
                (acquired 6/29/1999; cost $2,620)(b)                5.05        12/15/2005           2,656

              INDIANA (0.2%)
    3,000     Health Facility Financing Auth. RB,
                Series 1999A (INS)                                  5.00        11/01/2009           3,287

              IOWA (0.6%)
    4,850     Clinton Refunding IDRB, Series 2000                   5.80        11/01/2005           5,052
    2,000     Dubuque PCRB, Series 1998                             2.50        11/01/2005           2,003
    1,000     Lansing PCRB, Series 1998                             3.60        11/01/2008           1,001

              LOUISIANA (1.6%)
    3,600     Calcasieu Parish IDB RB, Series 2001                  4.80        12/01/2006           3,761
              Jefferson Parish School Board RB,
    3,170       Series 1998 (INS)                                   4.80(a)      9/01/2007           2,954
    2,090       Series 1998 (INS)                                   4.90(a)      3/01/2008           1,909
              Plaquemines Port, Harbor, and Terminal
                District RB,
    5,250       Series 1985B                                        5.00         9/01/2007           5,250
    8,000       Series 1985C                                        5.00         9/01/2007           8,001

              MARYLAND (1.0%)
   13,020     Health and Higher Education Facilities
                Auth. RB (MLO), Series 2003C
                (acquired 3/05/2003; cost $13,020)(b)               5.00         2/01/2013          13,897

              MASSACHUSETTS (2.1%)
              Commonwealth GO,
   12,575       Series 2000B (ETM)                                  5.50         6/01/2008          13,916
    1,425       Series 2000B (ETM)                                  5.50         6/01/2008           1,577
              Health and Educational Facilities Auth. RB,
    3,445       Series 1998B (INS)                                  5.00         7/01/2006           3,584
    3,645       Series 1998B (INS)                                  5.25         7/01/2007           3,870
    1,640       Series 1998B (INS)                                  5.25         7/01/2008           1,757

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM FUND
SEPTEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                         COUPON             FINAL          MARKET
   AMOUNT     SECURITY                                              RATE          MATURITY           VALUE
----------------------------------------------------------------------------------------------------------
              Port Auth. RB,
  $ 1,540       Series 2003A (INS)                                  5.00%        7/01/2010      $    1,704
    1,230       Series 2003A (INS)                                  5.00         7/01/2012           1,368

              MICHIGAN (0.7%)
              Hospital Finance Auth. RB, Genesys
                Health System Medical Center,
    2,500       Series 1998A (ETM)                                  5.50        10/01/2006           2,675
    1,500       Series 1998A (ETM)                                  5.50        10/01/2007           1,645
    1,000       Series 1998A (ETM)                                  5.50        10/01/2008           1,116
    3,900     Wayne County COP (INS)                                5.63         5/01/2011           4,296

              MINNESOTA (0.5%)
              St. Paul Housing and Redevelopment
                Auth. Hospital RB,
    1,410       Series 1997A                                        5.10        11/01/2004           1,410
    1,485       Series 1997A                                        5.20        11/01/2005           1,486
    1,560       Series 1997A                                        5.30        11/01/2006           1,567
    1,645       Series 1997A                                        5.35        11/01/2007           1,659

              MISSISSIPPI (2.5%)
   13,000     Adams County PCRB, Series 1994A                       5.50        12/01/2005          13,514
    3,790     Hospital Equipment and Facilities Auth. RB,
                Series 2000                                         5.75        12/01/2005           3,800
              Jones County Hospital RB,
    1,000       Series 1997                                         5.00        12/01/2005           1,022
    1,050       Series 1997                                         5.00        12/01/2006           1,090
    1,105       Series 1997                                         5.10        12/01/2007           1,159
    1,155       Series 1997                                         5.20        12/01/2008           1,200
   11,930     Lafayette County Hospital RB, Series 1997             5.50         3/01/2009          12,785

              MISSOURI (0.7%)
    9,000     Kansas City IDA PCRB, Series 2002                     4.50         4/01/2006           9,251

              NEBRASKA (0.4%)
              Investment Finance Auth. Hospital RB,
      465       Series 1997 (INS)                                   4.90        11/15/2005             480
      440       Series 1997 (INS)                                   5.00        11/15/2006             465
      410       Series 1997 (INS)                                   5.00        11/15/2007             440
      505       Series 1997 (INS)                                   5.05        11/15/2008             543
    2,570     O'Neil IDRB, Series 2001                              4.80         5/01/2009           2,764

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM FUND
SEPTEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                         COUPON             FINAL          MARKET
   AMOUNT     SECURITY                                              RATE          MATURITY           VALUE
----------------------------------------------------------------------------------------------------------
              NEW MEXICO (0.3%)
              Jicarilla Apache Nation RB,
  $   700       Series 2003A(c)                                     4.00%        9/01/2008      $      727
    1,500       Series 2003A(c)                                     5.00         9/01/2011           1,616
    1,850       Series 2003A(c)                                     5.00         9/01/2013           1,985

              NEW YORK (9.1%)
    3,995     Albany IDA RB, Series 2002A                           5.25         7/01/2008           4,276
    7,000     Convention Center Operating Corp. COP                 5.25         6/01/2008           7,222
              Dormitory Auth. RB, Community
                Enhancement Facilities,
    1,675       Series 1999B                                        4.00         4/01/2005           1,693
    1,740       Series 1999B                                        4.00         4/01/2006           1,791
    5,000     Dormitory Auth. RB, Good Samaritan
                Hospital, Series 1998A (INS)                        5.50         7/01/2009           5,631
   20,360     Long Island Power Auth. RB,
                Series 2000A (INS)                                  5.15(a)      6/01/2006          19,723
    3,500     Municipal Bond Bank Agency RB,
                Series 2003C                                        5.25        12/01/2009           3,883
   10,000     Nassau County Interim Finance Auth.
                Refunding Bonds, Series 2003B (INS)                 4.00        11/15/2008          10,598
              New York City GO,
    4,900       Series 1998F                                        5.50         8/01/2006           5,200
    6,420       Series 1998F                                        5.50         8/01/2007           6,972
    3,000       Series 1999H                                        5.00         3/15/2008           3,239
    3,750       Series 2001A                                        5.00         5/15/2007           4,011
    3,940       Series 2001A (ETM)                                  5.00         5/15/2008           4,317
              New York City Transitional Finance Auth. RB,
    2,150       Series 1999A (ETM)                                  5.00         8/15/2008           2,366
    7,850       Series 1999A (economically defeased)                5.00         8/15/2008           8,638
    2,000     Thruway Auth. Highway and Bridge
                Service Contract Bonds, Series 2003A                5.00         3/15/2010           2,191
              Thruway Auth. Highway and Bridge Trust
                Fund Bonds,
   10,000       Series 1999B (INS)                                  5.00         4/01/2008          10,891
    7,650       Series 2000B (INS)                                  5.50         4/01/2008           8,457
    9,500     Tobacco Settlement Financing Corp. RB,
                Series 2003A-1                                      5.00         6/01/2010          10,311
    2,015     Ulster County IDA RB, Series 1999
                (LOC - Manufacturers & Traders Trust)               5.20        11/15/2009           2,172

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM FUND
SEPTEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                         COUPON             FINAL          MARKET
   AMOUNT     SECURITY                                              RATE          MATURITY           VALUE
----------------------------------------------------------------------------------------------------------
              OHIO (0.3%)
              Franklin County Health Care Facilities RB,
  $ 1,425       Series 1997                                         5.00%        7/01/2005      $    1,444
    1,000       Series 1997                                         5.10         7/01/2006           1,029
      475       Series 1997                                         5.15         7/01/2007             493
      600       Series 1997                                         5.25         7/01/2008             625

              OKLAHOMA (0.5%)
      510     Holdenville Industrial Auth. RB,
                Series 1995 (ETM)                                   6.35         7/01/2006             549
    6,000     State GO, Series 2003A (INS)                          5.00         7/15/2010           6,671

              PENNSYLVANIA (0.6%)
    4,400     East Hempfield Township IDA RB,
                Series 1985                                         5.25        12/01/2005           4,480
    3,990     Hampden IDA RB, Series 1999                           4.70         1/01/2007           4,205

              SOUTH DAKOTA (0.2%)
    2,000     Sioux Falls Health Care Facilities RB,
                Series 2001                                         4.50        10/01/2006           2,077

              TENNESSEE (0.1%)
    1,845     Springfield Hospital RB, Series 1998                  4.90         8/01/2008           1,889

              TEXAS (7.9%)
    2,460     Affordable Housing Corp. RB,
                Series 2002A (INS)                                  4.05         9/01/2007           2,576
    3,235     Austin Higher Education Auth. RB,
                Series 1998                                         4.80         8/01/2009           3,405
              Bexar County Limited Tax GO,
    1,800       Series 1999                                         4.35(a)      6/15/2006           1,736
    3,355       Series 1999                                         4.45(a)      6/15/2007           3,136
              Duncanville ISD GO,
    2,095       Series 2001A (NBGA)                                 4.31(a)      2/15/2007           1,979
    2,095       Series 2001A (NBGA)                                 4.42(a)      2/15/2008           1,911
   13,100     Gulf Coast Waste Disposal Auth. RB,
                Series 2001                                         4.20        11/01/2006          13,561
      750     Harlandale ISD School Refunding Bonds,
                Series 2000 (NBGA)                                  5.10(a)      8/15/2008             674

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM FUND
SEPTEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                         COUPON             FINAL          MARKET
   AMOUNT     SECURITY                                              RATE          MATURITY           VALUE
----------------------------------------------------------------------------------------------------------
              Harrison County Health Facilities
                Development Corp. RB,
  $ 1,010       Series 1998 (INS)                                   4.80%        1/01/2006      $    1,038
    1,055       Series 1998 (INS)                                   4.80         1/01/2007           1,099
    1,110       Series 1998 (INS)                                   4.90         1/01/2008           1,170
    3,000     Houston ISD GO, Series 1999A (NBGA)                   4.55(a)      2/15/2009           2,625
              Houston ISD Public Facility Corp. RB (MLO),
    3,885       Series 1998A (INS)                                  4.85(a)      9/15/2007           3,610
    3,885       Series 1998A (INS)                                  4.90(a)      9/15/2008           3,476
    4,805       Series 1998B (INS)                                  4.85(a)      9/15/2007           4,465
    5,260       Series 1998B (INS)                                  4.90(a)      9/15/2008           4,706
    3,495     Lewisville RB, Series 1998 (INS)                      5.00         9/01/2010           3,718
    8,150     Plano ISD GO, Series 2001 (NBGA)                      4.42(a)      2/15/2008           7,434
   20,000     Public Finance Auth. RB, Series 2003A (INS)           5.00        12/15/2008          21,929
   15,000     Turnpike Auth. RB, Series 2002                        5.00         6/01/2008          16,311
              Wylie ISD GO,
    1,580       Series 2001 (ETM)(NBGA)                             4.29(a)      8/15/2007           1,477
      800       Series 2001 (NBGA)                                  4.29(a)      8/15/2007             746
      710       Series 2001 (ETM)(NBGA)                             4.40(a)      8/15/2008             639
      675       Series 2001 (NBGA)                                  4.40(a)      8/15/2008             606
    1,225       Series 2001 (ETM)(NBGA)                             4.50(a)      8/15/2009           1,056
    2,155       Series 2001 (NBGA)                                  4.50(a)      8/15/2009           1,852

              U.S. VIRGIN ISLANDS (0.2%)
    2,770     Public Finance Auth. RB, Series 2003A                 4.00        10/01/2007           2,868

              VIRGINIA (0.5%)
    3,000     Chesterfield County IDA PCRB, Series 1987C            4.95        12/01/2007           3,098
                Newport News IDA IDRB,
    1,650       Series 2000                                         5.50         9/01/2006           1,761
    2,000       Series 2000                                         5.50         9/01/2008           2,224

              WISCONSIN (0.6%)
              Health and Educational Facilities Auth. RB,
      410       Series 1997                                         5.10        12/15/2005             411
      430       Series 1997                                         5.20        12/15/2006             431
      455       Series 1997                                         5.25        12/15/2007             456
      475       Series 1997                                         5.30        12/15/2008             475
    6,885     Kenosha GO, Series 1998B (INS)                        4.50(a)     10/15/2008           6,146
                                                                                                ----------
              Total fixed-rate instruments (cost: $479,038)                                        499,322
                                                                                                ----------

24

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM FUND
SEPTEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                         COUPON             FINAL          MARKET
   AMOUNT     SECURITY                                              RATE          MATURITY           VALUE
----------------------------------------------------------------------------------------------------------
              PUT BONDS (31.4%)

              ARIZONA (2.5%)
              Maricopa County PCRB,
  $10,000       Series 1994C                                        1.95%        5/01/2029      $    9,959
    8,500       Series 1994D                                        1.88         5/01/2029           8,484
    6,000       Series 1994E                                        1.88         5/01/2029           5,989
   10,000       Series 2000B                                        2.90         6/01/2035           9,841

              CALIFORNIA (3.3%)
    6,320     Fresno MFH RB, Series 1997A                           4.88         1/01/2028           6,509
    3,000     Health Facilities Financing Auth. RB,
                Series 2004H                                        4.45         7/01/2026           3,096
              Pollution Control Financing Auth. RB,
   11,000       Series 1985A                                        2.00         3/01/2008          10,939
    8,000       Series 1986D                                        2.00         2/28/2008           7,956
              Statewide Communities
                Development Auth. RB,
    5,000       Series 1999F                                        5.30         6/01/2029           5,319
    7,000       Series 2002D                                        4.35        11/01/2036           7,338
    3,310     Woodland MFH RB, Series 1994A                         6.05        12/01/2024           3,320

              COLORADO (0.9%)
    3,000     Health Facilities Auth. RB, Series 2004B              3.75         6/01/2034           3,020
   10,000     Regional Transportation District COP (MLO),
                Series 2002A (INS)                                  2.30        12/01/2022           9,997

              FLORIDA (1.9%)
   19,390     Hillsborough County IDA PCRB                          4.00         5/15/2018          19,675
    3,000     Miami-Dade County School Board COP,
                Series 2003A (INS)                                  5.00         8/01/2027           3,256
    2,500     Univ. Athletic Association, Inc. RB,
                Series 2001 (LOC - SunTrust Bank)                   2.80        10/01/2031           2,514

              GEORGIA (0.8%)
   10,000     Municipal Electric Auth. Subordinated Bonds,
                Series 2003B (INS)                                  5.00         1/01/2026          10,865

              ILLINOIS (0.9%)
   12,000     Educational Facilities Auth. RB, Series 2000A         3.65         3/01/2034          12,011

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM FUND
SEPTEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                         COUPON             FINAL          MARKET
   AMOUNT     SECURITY                                              RATE          MATURITY           VALUE
----------------------------------------------------------------------------------------------------------
              INDIANA (1.8%)
  $10,000     Development Finance Auth. PCRB,
                Series 1998A                                        4.75%        3/01/2025      $   10,305
              Rockport PCRB,
    7,500       Series 2002A                                        4.90         6/01/2025           7,754
    6,000       Series 2003C                                        2.63         4/01/2025           5,999

              IOWA (0.6%)
    8,500     Chillicothe PCRB, Series 1998                         3.60        11/01/2023           8,515

              KANSAS (0.6%)
    8,350     Burlington Environmental Improvement RB,
                Series 1998C                                        2.38        10/01/2017           8,340

              LOUISIANA (0.3%)
    5,000     Offshore Terminal Auth. RB, Series 2001               2.15        10/01/2021           5,000

              MASSACHUSETTS (0.8%)
   10,150     Health and Educational Facilities Auth. RB,
                Series A (LOC - KBC Bank, N.V.)                     4.50        10/01/2026          10,453

              MICHIGAN (1.3%)
              Hospital Finance Auth. RB,
    5,000       Series 1999A                                        5.30        11/15/2033           5,323
    5,000       Series 1999A                                        5.20        11/15/2033           5,180
    6,980     State COP (MLO), Series 2004A (INS)                   5.00         9/01/2031           7,649

              NEW MEXICO (1.2%)
   16,000     Farmington PCRB, Series 2003B                         2.10         4/01/2033          15,926

              NEW YORK (1.3%)
    9,400     Brookhaven IDA RB, Series 2001                        4.38        11/01/2031           9,602
    8,000     Urban Development Corp. RB, Series 2003A              5.25         1/01/2021           8,756

              OHIO (2.8%)
    2,000     Air Quality Development Auth. PCRB,
                Series 2002A                                        3.38         1/01/2029           1,998
    2,015     Allen County Economic Development RB,
                Series 1998 (LOC - National City Bank)              3.00         4/15/2018           2,040

26

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM FUND
SEPTEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                         COUPON             FINAL          MARKET
   AMOUNT     SECURITY                                              RATE          MATURITY           VALUE
----------------------------------------------------------------------------------------------------------
  $ 4,840     Mahoning County Healthcare Facilities RB,
                Series 2002 (LOC - Sky Bank)                        4.00%        4/01/2022      $    4,870
              Water Development Auth. PCRB,
    4,000       Series 1998A                                        3.40        10/01/2030           4,007
   10,000       Series 1999A                                        2.25         6/01/2033           9,900
    7,500       Series 1999B                                        4.50         9/01/2033           7,594
    7,500     Water Development Auth. RB, Series 1986B              2.00        11/01/2015           7,503

              PENNSYLVANIA (0.4%)
    5,100     Derry Township Industrial and
                Commercial Development Auth. RB,
                Series 2000A (LOC - PNC Bank, N.A.)                 4.88        11/01/2030           5,200

              RHODE ISLAND (0.2%)
    2,405     Health and Educational Building Corp. RB,
                Series 2003B (LOC - Citizens Bank
                of Rhode Island)                                    2.55         9/15/2033           2,415

              SOUTH DAKOTA (0.6%)
    7,450     Rapid City Health Facility RB,
                Series 2001                                         4.50        11/01/2021           7,731

              TEXAS (6.8%)
              Brazos River Harbor Navigation RB,
    8,500       Series 1991A                                        1.40        10/01/2011           8,500
   15,000       Series 2002B-2                                      4.75         5/15/2033          15,638
    1,275     Denton ISD Bonds GO, Series 2000 (NBGA)               3.45         8/01/2030           1,283
              Lewisville RB,
    7,360       Series 1996 (PRE)
                (LOC - Wells Fargo Bank, N.A.)                      5.00         5/01/2021           7,625
    3,000       Series 2001 (LOC - Wells Fargo & Co.)               4.13         5/01/2031           3,132
   22,200     Matagorda County PCRB, Series 1999                    2.15         5/01/2030          22,194
              Port Development Corp. RB,
   15,100       Series 1985A (LOC - Mizuho Corporate
                Bank Ltd.)                                          1.70        12/01/2005          15,100
    4,400       Series 1985B (LOC - Mizuho Corporate
                Bank Ltd.)                                          1.70        12/01/2005           4,400
              Red River Education Finance Corp. RB,
   12,000       Series 2001                                         2.75         3/01/2031          11,741
    2,500       Series 2004 (LOC - Allied Irish Banks plc)          2.10        12/01/2034           2,463

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM FUND
SEPTEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                         COUPON             FINAL          MARKET
   AMOUNT     SECURITY                                              RATE          MATURITY           VALUE
----------------------------------------------------------------------------------------------------------
              VIRGINIA (1.3%)
  $10,000     Henrico County Economic Development
                Auth. RB, Series 2000 (PRE)                         5.75%       11/15/2030      $   10,052
    4,000     Louisa IDA PCRB, Series 1984                          1.26        12/01/2008           4,000
    3,750     Peninsula Ports Auth. Coal Terminal RB,
                Series 2003                                         3.30        10/01/2033           3,772

              WYOMING (1.1%)
   15,000     Lincoln County PCRB, Series 1991                      3.40         1/01/2016          14,842
                                                                                                ----------
              Total put bonds (cost: $423,518)                                                     426,890
                                                                                                ----------

              VARIABLE-RATE DEMAND NOTES (31.2%)

              ARKANSAS (0.4%)
    5,175     Texarkana IDRB, Series 1991                           2.95         3/01/2021           5,175

              CALIFORNIA (1.4%)
              Irvine Public Facilities and
                Infrastructure Auth. RB (MLO),
    4,555       Series 1985 (LOC - Bayerische
                Hypovereinsbank AG)                                 1.72        11/01/2010           4,555
    3,240       Series 1987 (LOC - Bayerische
                Hypovereinsbank AG)                                 1.72        11/01/2010           3,240
    7,060     Montebello Public Financing Auth. Lease
                RB (MLO), Series 2004A (LOC - Union
                Bank of California)                                 1.98        12/01/2034           7,060
    1,500     State Department of Water Resources RB,
                Series 2002C-7 (LIQ)(INS)                           1.73         5/01/2022           1,500
      500     State Economic Recovery Bonds,
                Series 2004C-16 (LIQ)(INS)                          1.70         7/01/2023             500
    2,275     Statewide Communities Development
                Auth. RB, Series 2001A
                (LOC - U.S. Bank, N.A.)                             1.72        10/01/2031           2,275

              COLORADO (1.3%)
    8,250     Denver City and County MFH RB,
                Series 1989 (LOC - Commerzbank AG)                  1.80        12/15/2014           8,250
    9,260     Palomino Park Public Improvements Corp. RB,
                Series 1995 (LOC - Commerzbank AG)                  2.52        12/01/2035           9,260

28

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM FUND
SEPTEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                         COUPON             FINAL          MARKET
   AMOUNT     SECURITY                                              RATE          MATURITY           VALUE
----------------------------------------------------------------------------------------------------------
              CONNECTICUT (0.0%)(D)
  $   595     Development Auth. IDRB, Series 1984
                (LOC - Mizuho Corporate Bank Ltd.)                  3.00%       12/01/2004      $      595

              DELAWARE (1.2%)
    6,600     Economic Development Auth. IDA RB,
                Series 1984                                         1.76        12/01/2014           6,600
   10,100     Economic Development Auth. RB,
                Series 1999A                                        1.95         7/01/2024          10,100

              FLORIDA (0.7%)
    8,565     Housing Finance Agency MFH RB,
                Series 1991E (LOC - Key Bank, N.A.)                 1.74        10/01/2005           8,565
      900     Lee Memorial Health System Hospital RB,
                Series 1997B                                        1.76         4/01/2027             900

              IDAHO (0.7%)
   10,000     American Falls Reservoir District RB,
                Series 2000                                         2.70         2/01/2025          10,000

              ILLINOIS (2.8%)
   16,000     Development Finance Auth. PCRB,
                Series 1985 (LOC - Key Bank, N.A.)                  1.74        12/01/2008          16,000
   10,700     Educational Facilities Auth. RB,
                Series 2001 (LOC - Harris Trust & Savings)          1.74        10/01/2031          10,700
    6,180     Naperville IDRB, Series 1992                          2.10        12/01/2012           6,180
    5,400     St. Clair County Industrial Building RB,
                Series 1994 (NBGA)                                  1.70         8/20/2032           5,400
      310     West Frankfort Commercial Redevelopment RB            3.10         4/01/2007             310

              INDIANA (0.3%)
    1,995     Huntington Economic Development RB,
                Series 1998 (LOC - Wells Fargo Bank, N.A.)          1.81        12/01/2025           1,995
    2,700     St. Joseph County Economic Development RB,
                Series 2002 (LOC - Wells Fargo Bank, N.A.)          1.81         6/01/2022           2,700

              IOWA (1.4%)
              Chillicothe PCRB,
     5,300      Series 1991                                         2.95        11/01/2010           5,300
     2,400      Series 1992A                                        2.95         3/01/2010           2,400

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM FUND
SEPTEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                         COUPON             FINAL          MARKET
   AMOUNT     SECURITY                                              RATE          MATURITY           VALUE
----------------------------------------------------------------------------------------------------------
  $ 1,785     Finance Auth. Museum Facilities RB,
                Series 2001 (LOC - Wells Fargo Bank, N.A.)          1.71%        5/01/2012      $    1,785
    3,985     Finance Auth. RB, Series 1999
                (LOC - Wells Fargo Bank, N.A.)                      1.81         2/01/2019           3,985
    5,385     Storm Lake Higher Education Facilities RB,
                Series 2000 (LIQ)                                   1.86        11/01/2015           5,385

              KENTUCKY (0.1%)
    1,925     Middletown RB, Series 1999
                (LOC - Bank One, N.A.)                              1.85         7/01/2012           1,925

              LOUISIANA (3.1%)
   12,600     Public Facilities Auth. MFH RB,
                Series 1991 (NBGA)                                  1.90         7/01/2007          12,600
              Public Facilities Auth. RB,
   16,000       Series 1999 (LOC - Hibernia National Bank)          1.75         9/01/2028          16,000
    1,200       Series 2001B (LOC - Hibernia National Bank)         1.76         7/01/2023           1,200
    4,000       Series 2004 (LOC - Hibernia National Bank)          1.74         9/01/2034           4,000
    8,000     West Baton Rouge Parish Industrial
                District No. 3 RB, Series 1994B                     1.84        12/01/2016           8,000

              MICHIGAN (0.5%)
    7,300     Job Development Auth. PCRB, Series 1985
                (LOC - Sumitomo Mitsui Banking Corp.)               4.01        10/01/2008           7,300

              MISSOURI (4.2%)
    5,845     Branson Creek Community Improvement
                District Special Assessment Bonds,
                Series 2002 (LOC - Union Planters Bank, N.A.)       1.95         3/01/2022           5,845
   13,400     Health and Educational Facilities Auth. RB,
                Series 2004A (LOC - Bank of America, N.A.)          1.74         7/01/2029          13,400
              St. Charles County IDA RB,
   10,400       Series 1993 (NBGA)                                  1.70         2/01/2029          10,400
   24,900       Series 1994 (NBGA)                                  1.70         7/15/2032          24,900
    2,600     St. Louis Port Auth. IDRB, Series 1989
                (LOC - Banca Nazionale del Lavoro S.p.A.)           1.85         6/01/2006           2,600

              NEBRASKA (0.4%)
    5,300     Elementary and Secondary School RB,
                 Series 2004A (LOC - Fifth Third Bank)              1.74         9/01/2029           5,300

30

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM FUND
SEPTEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                         COUPON             FINAL          MARKET
   AMOUNT     SECURITY                                              RATE          MATURITY           VALUE
----------------------------------------------------------------------------------------------------------
              NEW MEXICO (1.7%)
  $22,865     Albuquerque Educational Facilities RB,
                Series 2002 (LOC - Bank of America, N.A.)           1.73%       10/15/2016      $   22,865

              NEW YORK (1.9%)
    7,661     Dormitory Auth. RB, Series 1993
                (LOC - Landesbank Hessen-Thuringen)                 1.72         7/01/2023           7,661
   15,000     New York City IDA, Fiscal 2004A,
                Floater Certificates, Series 921 (LIQ)(c)           1.89         5/01/2029          15,000
    2,585     Oswego County IDA RB, Series 2003
                (LOC - Manufacturers & Traders Trust)               1.79         1/01/2024           2,585

              NORTH CAROLINA (0.1%)
    1,040     Medical Care Commission RB,
                Series 1996 (LIQ)(INS)                              1.77        11/15/2009           1,040

              OHIO (1.9%)
              Air Quality Development Auth. RB,
    8,000       Series 1995A                                        1.66         9/01/2030           8,000
    9,700       Series 1995B                                        1.85         9/01/2030           9,700
    8,000     Marion County RB, Series 2002
                (LOC - Sky Bank)                                    2.19         9/01/2024           8,000

              OKLAHOMA (1.6%)
   21,600     Muskogee Industrial Trust PCRB,
                Series 1997A                                        1.95         6/01/2027          21,600

              PENNSYLVANIA (1.0%)
    9,100     Berks County IDA RB, Series 1982 (NBGA)               2.30         7/01/2016           9,100
    4,150     Montgomery County IDA RB,
                Series 2002 (LIQ)(INS)                              1.77        11/15/2029           4,150

              TENNESSEE (0.3%)
    3,500     Hamilton County IDRB, Series 1985
                (LOC - Mizuho Corporate Bank Ltd.)                  2.34        11/01/2005           3,500

              TEXAS (0.6%)
    7,980     Austin Higher Education Auth. RB,
                Series 2000 (LOC - Bank One, N.A.)                  1.74         4/01/2025           7,980

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM FUND
SEPTEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                         COUPON             FINAL          MARKET
   AMOUNT     SECURITY                                              RATE          MATURITY           VALUE
----------------------------------------------------------------------------------------------------------
              VERMONT (0.2%)
  $ 2,485     Educational and Health Buildings
                Financing Agency RB, Series 2004B
                (LOC - Sun Trust Bank)(INS)                         1.81%        1/01/2019      $    2,485

              VIRGINIA (0.3%)
    1,000     Clarke County IDA RB, Series 2000
                (LOC - Wachovia Bank, N.A.)                         1.69        12/01/2020           1,000
    2,000     Loudoun County IDA RB, Series 2003A                   1.73         2/15/2038           2,000
    1,475     Peninsula Ports Auth. Coal Terminal RB,
                Series 1987D (LOC - U.S. Bank, N.A.)                1.73         7/01/2016           1,475

              WEST VIRGINIA (0.2%)
    3,100     Monongalia County Commercial
                Development RB, Series 2004
                (LOC - U.S. Bank, N.A.)                             1.84        12/01/2012           3,100

              WISCONSIN (0.5%)
    6,800     Sheboygan PCRB, Series 1984                           1.77         8/01/2014           6,800

              WYOMING (2.4%)
   22,485     Converse County PCRB, Series 1992                     1.95         7/01/2006          22,485
              Sweetwater County PCRB,
    3,200       Series 1992A                                        1.95         4/01/2005           3,200
    6,305       Series 1992B                                        1.95        12/01/2005           6,305
                                                                                                ----------
              Total variable-rate demand notes (cost: $424,216)                                    424,216
                                                                                                ----------

              TOTAL INVESTMENTS (COST: $1,326,772)                                              $1,350,428
                                                                                                ==========

32

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA SHORT-TERM FUND
SEPTEMBER 30, 2004 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Zero-coupon security. Rate represents the effective yield at date of purchase.

         (b) Security deemed illiquid by USAA Investment Management Company (the Manager), under liquidity guidelines approved by the Board of Directors, and valued using methods determined by a pricing service, under valuation procedures approved by the Board of Directors. The aggregate market value of these securities at September 30, 2004, was $16,553,000, which represented 1.2% of the Fund's net assets.

         (c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Directors, unless otherwise noted as illiquid.

         (d) Represents less than 0.1% of net assets.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA SHORT-TERM FUND
SEPTEMBER 30, 2004 (UNAUDITED)

ASSETS
   Investments in securities, at market value (identified cost of $1,326,772)   $1,350,428
   Cash                                                                                  9
   Receivables:
      Capital shares sold                                                            1,260
      Interest                                                                       9,975
                                                                                ----------
         Total assets                                                            1,361,672
                                                                                ----------
LIABILITIES
   Payables:
      Capital shares redeemed                                                        1,126
      Dividends on capital shares                                                      590
   Accrued management fees                                                             419
   Accrued transfer agent's fees                                                         2
   Other accrued expenses and payables                                                 102
                                                                                ----------
         Total liabilities                                                           2,239
                                                                                ----------
           Net assets applicable to capital shares outstanding                  $1,359,433
                                                                                ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                              $1,337,216
   Accumulated net realized loss on investments                                     (1,439)
   Net unrealized appreciation of investments                                       23,656
                                                                                ----------
            Net assets applicable to capital shares outstanding                 $1,359,433
                                                                                ==========
   Capital shares outstanding                                                      125,959
                                                                                ==========
   Authorized shares of $.01 par value                                             190,000
                                                                                ==========
   Net asset value, redemption price, and offering price per share              $    10.79
                                                                                ==========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

34

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA SHORT-TERM FUND
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2004 (UNAUDITED)

INVESTMENT INCOME
   Interest income                                                        $20,752
                                                                          -------
EXPENSES
   Management fees                                                          2,226
   Administrative and servicing fees                                        1,025
   Transfer agent's fees                                                      267
   Custody and accounting fees                                                143
   Postage                                                                     23
   Shareholder reporting fees                                                  15
   Directors' fees                                                              4
   Registration fees                                                           37
   Professional fees                                                           33
   Other                                                                       22
                                                                          -------
      Total expenses                                                        3,795
   Expenses paid indirectly                                                    (2)
                                                                          -------
      Net expenses                                                          3,793
                                                                          -------
NET INVESTMENT INCOME                                                      16,959
                                                                          -------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
   Net realized loss:
      Unaffiliated transactions                                              (941)
      Affiliated transactions                                                 (49)
   Change in net unrealized appreciation/depreciation                     (10,758)
                                                                          -------
      Net realized and unrealized loss                                    (11,748)
                                                                          -------
   Increase in net assets resulting from operations                       $ 5,211
                                                                          =======

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA SHORT-TERM FUND
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2004 (UNAUDITED),
AND YEAR ENDED MARCH 31, 2004

                                                                   9/30/2004         3/31/2004
                                                                  ----------------------------
FROM OPERATIONS
   Net investment income                                          $   16,959        $   34,807
   Net realized loss on investments                                     (990)              (61)
   Change in net unrealized appreciation/depreciation
      of investments                                                 (10,758)            2,010
                                                                  ----------------------------
      Increase in net assets resulting from operations                 5,211            36,756
                                                                  ----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                             (16,959)          (34,807)
                                                                  ----------------------------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                         223,431           501,362
   Dividend reinvestments                                             13,349            28,378
   Cost of shares redeemed                                          (224,159)         (427,384)
                                                                  ----------------------------
      Increase in net assets from
         capital share transactions                                   12,621           102,356
                                                                  ----------------------------
   Net increase in net assets                                            873           104,305

NET ASSETS
   Beginning of period                                             1,358,560         1,254,255
                                                                  ----------------------------
   End of period                                                  $1,359,433        $1,358,560
                                                                  ============================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                        20,701            46,109
   Shares issued for dividends reinvested                              1,241             2,610
   Shares redeemed                                                   (20,819)          (39,304)
                                                                  ----------------------------
      Increase in shares outstanding                                   1,123             9,415
                                                                  ============================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

36

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA SHORT-TERM FUND
SEPTEMBER 30, 2004 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 10 separate funds. The information presented in this semiannual report pertains only to the USAA Short-Term Fund (the Fund). The Fund's investment objective is to provide investors with interest income that is exempt from federal income tax.

           A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

              1. Securities are valued each business day by a pricing service
                 (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

              2. Securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value.

              3. Securities for which market quotations are not readily
                 available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM FUND
SEPTEMBER 30, 2004 (UNAUDITED)

                 Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors. Valuing securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

           B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

           C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

           D. SECURITIES PURCHASED ON A WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. The Fund had no when-issued commitments as of September 30, 2004.

38

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM FUND
SEPTEMBER 30, 2004 (UNAUDITED)

           E. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts are used to reduce the Fund's expenses. For the six-month period ended September 30, 2004, these custodian and other bank credits reduced the Fund's expenses by $2,000.

           F. INDEMNIFICATIONS - Under the Company's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Company. In addition, in the normal course of business the Company enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, the Company expects the risk of loss to be remote.

           G. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America and State Street Bank and Trust Company (State Street), under which Bank of America and State Street have each committed $50 million. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM FUND
SEPTEMBER 30, 2004 (UNAUDITED)

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup. Subject to availability under its agreement with Bank of America and State Street, the Fund may borrow from Bank of America and State Street, at the federal funds rate plus a 0.50% markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 15% of the Fund's total assets.

         The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America and State Street in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. For the six-month period ended September 30, 2004, the Fund paid CAPCO facility fees of $5,000. The Fund had no borrowings under either of these agreements during the six-month period ended September 30, 2004.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of March 31, 2005, in accordance with applicable tax law.

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At March 31, 2004, the Fund had capital loss carryovers

40

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM FUND
SEPTEMBER 30, 2004 (UNAUDITED)

         of $443,000, for federal income tax purposes, which, if not offset by subsequent capital gains, will expire between 2005 and 2012, as shown below. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

CAPITAL LOSS CARRYOVERS                            BALANCE               EXPIRES
--------------------------------------------------------------------------------
                                                  $208,000                2005
                                                    85,000                2009
                                                   150,000                2012
                                                  --------
Total                                             $443,000
                                                  ========

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended September 30, 2004, were $60,395,000 and $93,293,000, respectively.

         The cost of securities at September 30, 2004, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         Gross unrealized appreciation and depreciation of investments as of September 30, 2004, were $25,236,000 and $1,580,000, respectively, resulting in net unrealized appreciation of $23,656,000.

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

           A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Short Municipal Debt Funds Index,

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM FUND
SEPTEMBER 30, 2004 (UNAUDITED)

              which tracks the total return performance of the 10 largest funds in the Lipper Short Municipal Debt Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.28% of the Fund's average net assets.

              The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

              The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/-0.20% to 0.50%                        +/-0.04%
+/-0.51% to 1.00%                        +/-0.05%
+/-1.01% and greater                     +/-0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

              Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Short Municipal Debt Funds Index over that period, even if the Fund had overall negative returns during the performance period.

              For the six-month period ended September 30, 2004, the Fund incurred total management fees, paid or payable to the Manager,

42

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM FUND
SEPTEMBER 30, 2004 (UNAUDITED)

              of $2,226,000, which included a performance adjustment of $313,000 that increased the base management fee of 0.28% by 0.05%.

           B. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services the Manager receives a fee accrued daily and paid monthly, at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended September 30, 2004, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $1,025,000.

           C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. For the six-month period ended September 30, 2004, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $267,000.

           D. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

(7) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
--------------------------------------------------------------------------------

         During the six-month period ended September 30, 2004, in accordance with affiliated transaction procedures approved by the Company's Board

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM FUND
SEPTEMBER 30, 2004 (UNAUDITED)

         of Directors, security transactions were executed between the Fund and the following affiliated USAA fund at the then-current market price with no brokerage commissions incurred:

                                                                                    NET REALIZED
                                                                     COST TO         GAIN (LOSS)
           SELLER                         PURCHASER                 PURCHASER        TO SELLER
------------------------------------------------------------------------------------------------
USAA Short-Term Fund             USAA Intermediate-Term Fund       $ 2,761,000        $(49,000)
USAA Intermediate-Term Fund      USAA Short-Term Fund               10,018,000          11,000

(8) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                              SIX-MONTH
                                            PERIOD ENDED
                                            SEPTEMBER 30,                          YEAR ENDED MARCH 31,
                                          -------------------------------------------------------------------------------------
                                                2004             2004           2003           2002           2001         2000
                                          -------------------------------------------------------------------------------------
Net asset value at beginning of period    $    10.88       $    10.87     $    10.65     $    10.69     $    10.46      $ 10.72
                                          -------------------------------------------------------------------------------------
Income (loss) from
   investment operations:
   Net investment income                         .13              .28            .35            .42            .48          .47
   Net realized and unrealized
     gain (loss)                                (.09)             .01            .22           (.04)           .23         (.26)
                                          -------------------------------------------------------------------------------------
Total from investment operations                 .04              .29            .57            .38            .71          .21
                                          -------------------------------------------------------------------------------------
Less distributions:
   From net investment income                   (.13)            (.28)          (.35)          (.42)          (.48)        (.47)
                                          -------------------------------------------------------------------------------------
Net asset value at end of period          $    10.79       $    10.88     $    10.87     $    10.65     $    10.69     $  10.46
                                          =====================================================================================
Total return (%)*                                .41             2.73           5.44           3.60           7.00         2.05
Net assets at end of period (000)         $1,359,433       $1,358,560     $1,254,255     $1,147,291     $1,024,143     $967,620
Ratio of expenses to average
   net assets (%)**                              .56(a,b)         .56(b)         .54(b)         .48(b)         .38(b)       .38(b)
Ratio of net investment income to
   average net assets (%)**                     2.48(a)          2.60           3.25           3.90           4.60         4.48
Portfolio turnover (%)                          6.70            22.13          14.14          20.67          19.43        18.88

  * Assumes reinvestment of all net investment income distributions during the period.
 ** For the six-month period ended September 30, 2004, average net assets were $1,363,647,000.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                                   -                -           (.01%)         (.02%)            -            -

44

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE

USAA SHORT-TERM FUND
SEPTEMBER 30, 2004 (UNAUDITED)

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This Example is intended to help you understand your indirect costs, also referred to as "ongoing costs," (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of April 1, 2004, through September 30, 2004.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE
               (continued)

USAA SHORT-TERM FUND
SEPTEMBER 30, 2004 (UNAUDITED)

         use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                     EXPENSES PAID
                                        BEGINNING             ENDING                 DURING PERIOD*
                                      ACCOUNT VALUE        ACCOUNT VALUE             APRIL 1, 2004-
                                      APRIL 1, 2004      SEPTEMBER 30, 2004        SEPTEMBER 30, 2004
                                      ---------------------------------------------------------------
Actual                                  $1,000.00             $1,004.10                   $2.79

Hypothetical
  (5% return before expenses)            1,000.00              1,022.29                    2.81

        *Expenses are equal to the Fund's annualized expense ratio of 0.56%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 0.41% for the six-month period of April 1, 2004, to September 30, 2004.

46

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

            DIRECTORS    Robert G. Davis, CHAIRMAN OF THE BOARD
                         Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                         Barbara B. Dreeben
                         Robert L. Mason, Ph.D.
                         Michael F. Reimherr
                         Laura T. Starks, Ph.D.
                         Richard A. Zucker

       ADMINISTRATOR,    USAA Investment Management Company
  INVESTMENT ADVISER,    P.O. Box 659453
         UNDERWRITER,    San Antonio, Texas 78265-9825
      AND DISTRIBUTOR

       TRANSFER AGENT    USAA Shareholder Account Services
                         9800 Fredericksburg Road
                         San Antonio, Texas 78288

            CUSTODIAN    State Street Bank & Trust Company
                         P.O. Box 1713
                         Boston, Massachusetts 02105

          INDEPENDENT    Ernst & Young LLP
    REGISTERED PUBLIC    100 West Houston St., Suite 1900
      ACCOUNTING FIRM    San Antonio, Texas 78205

            TELEPHONE    Call toll free - Central time
     ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                         Saturday, 8:30 a.m. to 5 p.m.
                         Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL    (800) 531-8181
    INFORMATION ABOUT    For account servicing, exchanges,
         MUTUAL FUNDS    or redemptions
                         (800) 531-8448

      RECORDED MUTUAL    24-hour service (from any phone)
    FUND PRICE QUOTES    (800) 531-8066

          MUTUAL FUND    (from touch-tone phones only)
       USAA TOUCHLINE    For account balance, last transaction, fund
                         prices, or to exchange or redeem fund shares
                         (800) 531-8777

      INTERNET ACCESS    USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

AS A RESULT OF RULES RECENTLY ADOPTED BY THE SEC, THE FUND WILL FILE ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q WILL BE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

--------------------------------------------------------------------------------

[LOGO OF USAA]    9800 Fredericksburg Road                   -------------
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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
              USAA                ----------------------------------
                                     INSURANCE o MEMBER SERVICES

39592-1104                                   (C)2004, USAA. All rights reserved.

ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Tax Exempt Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.



ITEM 11.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.





                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA TAX EXEMPT FUND, INC.

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    November 29, 2004
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    November 29, 2004
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    November 29, 2004
         ------------------------------


*Print the name and title of each signing officer under his or her signature.